Financial risk management (Tables)	12 Months Ended
Dec. 31, 2018
Financial Risks Management [Abstract]
Schedule of Sensitivity of Profit or Loss to Changes in Exchange Rates

The sensitivity of profit or loss to changes in the exchange rates in the reported periods are as follows:

EUR positions	Increase /decrease exchange rate vs USD	Effect on profit before tax (in USD ‘000)	Effect on shareholders’ equity (in USD ‘000)
2018	+5%	770	770
	-5%	(770)	(770)
2017	+5%	924	924
	-5%	(924)	(924)
GBP positions	Increase /decrease exchange rate vs USD	Effect on profit before tax (in USD ‘000)	Effect on shareholders’ equity (in USD ‘000)
2018	+5%	110	110
	-5%	(110)	(110)
2017	+5%	98	98
	-5%	(98)	(98)
CHF positions	Increase /decrease exchange rate vs USD	Effect on profit before tax (in USD ‘000)	Effect on shareholders’ equity (in USD ‘000)
2018	+5%	607	607
	-5%	(607)	(607)
2017	+5%	474	474
	-5%	(474)	(474)